Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000074154
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Growth Fund
C000074155
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Income Fund
C000013702
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Growth Fund
C000074153
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Income Fund
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 10,000	$ 31,475	$ 25,563	$ 21,490	$ 24,950	$ 17,306	$ 16,246	$ 14,907	$ 12,987	$ 10,959	$ 10,729
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 10,000	31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,418	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,418	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	21,566	18,742	16,874	19,015	15,212	14,188	13,068	12,034	10,866	10,520
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,418	11,027	11,094	12,046	12,040	11,294	10,582	10,616	10,633	10,189
35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	$ 16,713	$ 15,168	$ 14,286	$ 15,834	$ 13,880	$ 12,948	$ 11,992	$ 11,440	$ 10,782	$ 10,385